ORGANIZATION AND NATURE OF THE BUSINESS	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF THE BUSINESS

NOTE 1:	ORGANIZATION AND NATURE OF THE BUSINESS

a.	Description of the Business

Nasus Pharma Ltd. (the “Company”) was incorporated in May 2019 under the laws of the State of Israel. The Company is a clinical stage specialty pharmaceutical company focused primarily on the development of intranasal drugs to treat emergency medical conditions. The Company is developing a powder-based intranasal technology with a specialized product portfolio to address acute medical conditions and public health threats. The Company’s lead product candidate is NS002, an intranasal powder Epinephrine nasal spray for the treatment of type 1 severe allergies and anaphylaxis. The Company has also been developing NS001, an intranasal naloxone powder nasal spray for the treatment of opioid overdose. Following the successful completion of its Phase 3 clinical trial, the Company has paused development activities for NS001 and is evaluating potential partnering opportunities and strategic alternatives for the program.

b.	Liquidity and Going Concern

The financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Since inception, the Company has devoted substantially all of its efforts to business planning, research and development, conducting clinical trials and securing capital resources. The Company remains in the development and clinical stage and has not generated revenue from its product candidates to date. As a result, the magnitude of future operating losses and the timing of achieving profitability remain uncertain.

During the six months ended June 30, 2025, the Company incurred a net loss of $1,252 (and a loss of $1,194 from continuing operations) and used net cash flows from operations of $433. Additionally, as of June 30, 2025, the Company had cash and cash equivalents of $232 to fund its operations and an accumulated deficit of $13,916. As of December 24, 2025, the Company had cash and cash equivalents of $4.2 million to fund its operations.

The Company has funded its operations to date primarily through equity financing and the issuance of convertible securities in the form of simple agreement of future equity (“SAFE”) (see Note 4 and Note 12). Additionally, in August 2025, the Company successfully completed an initial public offering (“IPO”), and in September 2025, closed on a partial exercise of the over-allotment option by the underwriters of its IPO, raising an aggregate of $10 million in gross proceeds, to advance its research, development, and clinical trial activities. Additional funding will be required to complete the Company’s research and development and clinical trials, to attain regulatory approvals, to begin the commercialization efforts of the Company’s products and to achieve a level of sales adequate to support the Company’s cost structure. While the Company has been able to raise outside capital in the past, there can be no assurance that it will be able to successfully obtain additional financing on a timely basis in terms acceptable to the Company, if at all.

Management expects that the Company will continue to generate losses from the clinical development and regulatory activities of its product candidates, which would result in negative cash flow from operating activity. This has led management to conclude that there is substantial doubt about the Company’s ability to continue as a going concern. The Company’s financial statements do not reflect any adjustments that might result from the outcome of this uncertainty.

c.	Stock split

Subsequent to the balance sheet date, the shareholders of the Company approved to effect a forward share split at a ratio of 1-for-4.77008, which was effected on August 6, 2025. All share and per share amounts for Ordinary Shares, share options and loss per share amounts have been adjusted to give retroactive effect to the forward share split for all periods presented in these financial statements.

d.	Initial Public Offering and Related Transactions

Subsequent to the balance sheet date, the Company completed a sale of shares of its Ordinary Shares in its IPO. In connection with the IPO, the Company issued and sold 1,253,824 Ordinary Shares, including 3,824 Ordinary Shares associated with the partial exercise of the underwriters’ over-allotment option to purchase additional Ordinary Shares, at a price of $8.00 per share, resulting in net proceeds to the Company of approximately $8.8 million after deducting underwriting discounts and commissions and estimated offering expenses payable by the Company. All shares issued and sold were registered pursuant to a registration statement on Form F-1 (333-288582), as amended, declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on August 12, 2025. In addition, in connection with the IPO, the Company granted the underwriters warrants to purchase up to an aggregate amount of 37,614 Ordinary Shares. The Underwriter’s Warrants have an exercise price equal to $10.00 per Ordinary Share, will become exercisable on February 10, 2026 and will expire on August 10, 2030.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)